STOCKHOLDERS' EQUITY Dividends Declared and Paid (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Dividends declared to common stockholders	[1]	$ 882	$ 1,611	$ 3,491
Dividends paid to common stockholders	[1]	$ 882	$ 1,611	$ 3,491

[1]	The 2019 and 2018 dividends declared and paid include dividends declared and paid to DowDuPont common stockholders prior to the DWDP Distributions.